Shareholders' Equity - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Oct. 20, 2016	Jan. 19, 2017	Nov. 30, 2016	Oct. 20, 2016	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	Jan. 31, 2017	Jun. 27, 2016	Feb. 29, 2016	Jan. 28, 2016
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase									$ 1,000,000,000		$ 1,000,000,000
Dollar Amount Paid for Shares Repurchased					$ 2,340,000,000	$ 533,000,000	$ 0
Sales of treasury stock					40,000,000	264,000,000	$ 0
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income					$ 7,000,000	$ 13,000,000
Dividends declared per share (USD per share)					$ 1.35	$ 1.1	$ 1.00
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized			40,000,000		40,000,000
Preferred stock, shares issued			0		0	0
Number of Shares Repurchased					900,000	5,100,000
Share repurchase program additional authorized shares for repurchase										26,900,000
Stock Issued During Period, Shares, Treasury Stock Reissued					900,000	5,100,000
Sales of treasury stock					$ 40,000,000
Dividend rate, percentage increase					17.00%
Dividends declared per share (USD per share)	$ 0.35			$ 0.30
Dividends, common stock			$ 254,000,000
CARNIVAL PLC
Stockholders Equity Note [Line Items]
Share repuchase program, number of shares authorized to be repurchased			21,500,000		21,500,000
Stock Issued During Period, Shares, Treasury Stock Reissued							0
Sales of treasury stock						$ 264,000,000
Dividend rate, percentage increase					17.00%
Dividends declared per share (USD per share)	$ 0.35			$ 0.30
Dividends, common stock			$ 254,000,000
Subsequent Event
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized amount		$ 400,000,000
Subsequent Event | Carnival Corp
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized shares		26,000,000
Subsequent Event | CARNIVAL PLC
Stockholders Equity Note [Line Items]
Share repurchase program additional authorized shares for repurchase								22,000,000
Stock repurchase program, remaining authorized shares		22,000,000
Repurchase Agreements [Member] | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased					47,800,000	5,300,000
Dollar Amount Paid for Shares Repurchased					$ 2,264,000,000	$ 276,000,000
Repurchase Agreements [Member] | CARNIVAL PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased					700,000	0
Dollar Amount Paid for Shares Repurchased					$ 35,000,000	$ 0
Repurchase Agreements [Member] | Subsequent Event | CARNIVAL PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased		0
Dollar Amount Paid for Shares Repurchased		$ 10,000,000
Stock repurchase program, remaining authorized shares		20,600,000
Payroll and Related Expenses
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income					4,000,000	8,000,000
General and Administrative Expense
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income					$ 3,000,000	$ 5,000,000